CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 1,725,817	$ 3,124,413	$ 298,614
Accounts receivable, net of provision for credit losses of $0	1,704,429	1,648,904	705,752
Prepaid expenses and other	16,358	18,368	16,039
Payroll and income tax receivable	9,640	7,230	967,613
Total current assets	3,456,244	4,798,915	1,988,018
OTHER ASSETS
PROPERTY AND EQUIPMENT, NET	0	1,861	16,740
Advances to founders		0	1,100,000
Other assets	180,432	182,333	0
Operating lease right of use asset	1,024,513	1,104,804	804,338
TOTAL ASSETS	4,661,189	6,087,913	3,909,096
CURRENT LIABILITIES:
Accounts payable - trade	3,356,700	2,908,472	216,718
Advances from founders	1,750,000	1,750,000	600,000
Accrued expenses	168,902	200,531	120,662
Current portion of Small Business Loan		0	292,932
Senior Secured Convertible Promissory Note	4,204,743	2,825,366	0
Current portion of operating lease liability	180,875	174,876	628,371
Deferred revenue- current portion	3,742,145	4,008,654	4,168,016
Total current liabilities	13,403,365	11,867,899	6,026,699
NON-CURRENT LIABILITIES:
Payable to founders		0	1,100,000
Small Business Loan- non-current		0	131,608
Operating lease liability, net of current portion	870,492	943,702	203,769
Warrant liability	7,515,076	667,985	0
LIABILITIES AND STOCKHOLDERS' DEFICIT
Earnout liability	26,618,278	5,133,428	0
Deferred revenue- non-current	4,304,587	4,962,126	4,805,431
Total liabilities	52,711,798	23,575,140	12,267,507
STOCKHOLDERS' DEFICIT:
Preferred stock - no par value, 5,000,000 shares authorized, 0 shares issued and outstanding as of December 31, 2023 and 2022	0	0	0
Common stock - $0.0001 par value, 200,000,000 shares authorized, 22,812,048 and 13,387,344 shares issued and outstanding as of December 31, 2023 and 2022	2,314	2,281	1,339
Additional paid-in capital	1,397,815	0	1,964,669
Accumulated deficit	(49,441,169)	(17,476,700)	(10,314,313)
Accumulated other comprehensive loss	(9,569)	(12,808)	(10,106)
Total stockholders' deficit	(48,050,609)	(17,487,227)	(8,358,411)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 4,661,189	$ 6,087,913	$ 3,909,096